Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Net Revenue ($ in millions)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2023	19,527,534	2,544,470	8,903,959	903,495	506	173	438.9	2,290.8
2022	16,627,977	22,990,176	8,146,540	9,419,711	1,014	237	397.4	2,330.9
2021	19,019,162	13,787,093	9,443,797	9,339,538	700	250	145.4	1,382.0
2020	5,238,605	90,491,915	2,406,866	41,805,393	672	334	134.0	774.4

Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our CEO, Badri Kothandaraman in the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020. Mr. Kothandaraman served as CEO for each of the years presented.
Peer Group Issuers, Footnote	Represents comparison of cumulative TSR for our common stock and cumulative TSR for the Invesco Solar ETF for the period from December 31, 2019 to December 31, 2023. An investment of $100 is assumed to have been made in our common stock and in each index on December 31, 2019, all dividends were reinvested, and the relative performance of the investments are tracked through December 31, 2023. The information shown is historical and stockholder returns over the indicated period should not be considered indicative of future stockholder returns or future performance.
PEO Total Compensation Amount	$ 19,527,534	$ 16,627,977	$ 19,019,162	$ 5,238,605
PEO Actually Paid Compensation Amount	$ 2,544,470	22,990,176	13,787,093	90,491,915
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” to our CEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in this column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above for 2023, the following amounts were deducted from and added to (as applicable) the “Total” compensation of CEO, as reported in the Summary Compensation Table for 2023:

Year	Reported Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO ($)(1)	Equity Award Adjustments for CEO ($)(2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)(3)	Pension Benefit Adjustments for CEO ($)(3)	Compensation Actually Paid to CEO ($)
2023	19,527,534	(18,804,672)	1,821,608	—	—	2,544,470
________
1Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the Summary Compensation Table for 2023.
2Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted and there is no value to report for dividends or other earnings on stock awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such awards.

Fair Value of Equity Awards for CEO	2023 ($)
As of year-end for awards granted during the year	8,960,688
Year-over-year increase (decrease) of unvested awards granted in prior years	(2,125,120)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(5,013,960)
Total Equity Award Adjustment	$1,821,608
3No pension benefit plans are offered by Enphase.

Non-PEO NEO Average Total Compensation Amount	$ 8,903,959	8,146,540	9,443,797	2,406,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 903,495	9,419,711	9,339,538	41,805,393
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column are the average amounts of total compensation reported for our NEOs as a group, other than our CEO in the Summary Compensation Table for the applicable fiscal years. The names of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023 Ms. Yang, Mr. Ranhoff and Mr. McNeil; (ii) for 2022 Ms. Yang, Mr. Branderiz, Mr. McNeil and Mr. Ranhoff; and (iii) for 2021 and 2020 Mr. Branderiz, Mr. McNeil and Mr. Ranhoff.
4Average “compensation actually paid” for our non-CEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in this column of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the performance modifier as of year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards.
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above for 2023, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers, as reported in the Summary Compensation Table for 2023:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs ($)(3)	Average Pension Benefit Adjustments for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	8,903,959	(8,410,289)	409,825	—	—	903,495
_____
1Represents the average grant date fair value of the equity awards to our non-CEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for 2023.
2Represents the average year-over-year change in the fair value of equity awards to our non-CEO NEOs, as itemized in the table below. No awards vested in the year they were granted, and there is no value to report for dividends or other earnings on stock awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such awards.

Average Fair Value of Equity Awards for Non-CEO NEOs	2023 ($)
As of year-end for awards granted during the year	4,841,157
Year-over-year increase (decrease) of unvested awards granted in prior years	(1,863,907)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	(2,567,425)
Total Average Equity Award Adjustment	$409,825
3No pension benefit plans are offered by Enphase.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures
Net Revenues
Non-GAAP Gross Margin
Total Stockholder Return
Free Cash Flow

Total Shareholder Return Amount	$ 506	1,014	700	672
Peer Group Total Shareholder Return Amount	173	237	250	334
Net Income (Loss)	$ 438,900,000	$ 397,400,000	$ 145,400,000	$ 134,000,000.0
Company Selected Measure Amount		2,330,900,000	1,382,000,000	774,400,000
PEO Name	Badri Kothandaraman
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (or “CAP,” as defined by SEC rules and further described below) and certain Company financial performance metrics.
Financial Performance Measures
The following table identifies the four most important financial performance measures used by the Compensation Committee to link the “compensation actually paid” to our CEO and other NEOs in 2023, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures in our NEOs’ compensation is discussed in the CD&A section above.
Below are graphs showing the relationship of “compensation actually paid” to our CEO and other NEOs in 2023, 2022, 2021 and 2020 to (1) our TSR and the TSR of the Invesco Solar ETF, (2) our net income and (3) our net revenue.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of Enphase under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Non-GAAP Measure Description	For the relevant fiscal year, represents our TSR for the measurement periods ended on December 31 of 2023, 2022, 2021 and 2020 respectively. An investment of $100 is assumed to have been made in our common stock on December 31, 2019 all dividends were reinvested, and the performance of the investment is tracked through December 31, 2023. The information shown is historical, and stockholder returns over the indicated period should not be considered indicative of future stockholder returns or future performance.
PEO | Equity Awards Fair Value At Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,804,672)
PEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,821,608
PEO | Pension Benefit Change In Actuarial Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Fair Grants During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation, Amount, Equity Awards	8,960,688
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation, Amount, Equity Awards	(2,125,120)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation, Amount, Equity Awards	(5,013,960)
Non-PEO NEO | Equity Awards Fair Value At Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,410,289)
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,825
Non-PEO NEO | Pension Benefit Change In Actuarial Present Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Benefit Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Fair Grants During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation, Amount, Equity Awards	4,841,157
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation, Amount, Equity Awards	(1,863,907)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation, Amount, Equity Awards	$ (2,567,425)